Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2026	2025
	USD	USD
Value added tax recoverable	363,287	318,453
Deposits	159,170	151,318
Prepaid expenses	4,938	107,067
Payment on behalf of others	2,345	1,536
Others	703	2,795
Prepaid expenses and other current assets	530,443	581,169